Investment Strategy	Feb. 04, 2026
Reckoner Yield Enhanced AAA CLO Annual ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all of its assets in Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) in a master/feeder structure in which the Fund is the feeder fund and RAAA is the master fund. Reckoner Capital Management LLC, investment adviser to RAAA and the Fund (the “Adviser”), seeks to manage the Fund’s portfolio such that the Fund makes only one payment of any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve exposure to RAAA, but who do not want to receive dividend or distribution payments (including income or capital gains distributions) more than once per year. There is no guarantee that the Fund will be able to minimize paying dividends and distributions. In implementing this strategy, the Fund may be entirely invested in cash, rather than RAAA, for certain temporary periods.
Under normal circumstances, RAAA’s total investment exposure is expected to be equal to approximately 200% of RAAA’s net assets. RAAA expects to obtain additional exposure to collateralized loan obligations (“CLOs”) through the use of reverse repurchase agreements, derivatives, swaps or similar financing transactions to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”). The effect of such a transaction is that RAAA can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while RAAA will be able to keep the income associated with those portfolio securities and reinvest the “recovered” cash into additional CLOs. RAAA may utilize reverse repurchase agreements when it is anticipated that the income to be earned from the reinvestment of the cash proceeds from the sale in the start leg of the reverse repurchase agreement transaction is greater than the interest expense of the reverse repurchase agreement transaction. The use of reverse repurchase agreements and similar financing transactions create financial leverage, which will magnify, sometimes significantly, RAAA’s exposure to any increase or decrease in prices associated with the CLOs resulting in increased volatility in the value of RAAA’s portfolio. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause RAAA to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the 1940 Act, satisfy collateral requirements, or meet redemption requests.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that provide exposure to debt tranches of CLOs of any maturity or duration that are rated, at the time of purchase, AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)), which is the most senior level of debt tranche and considered to be investment-grade. The Fund complies with this policy by investing substantially all of its assets in RAAA. An NRSRO is a credit rating agency that issues credit ratings and is subject to regulatory oversight by the SEC. For purposes of RAAA’s investments, a CLO must be rated AAA (or equivalent) by at least one NRSRO, such as Standard and Poor’s Financial Services LLC (“S&P®”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Adviser to be of comparable quality. If a security receives different ratings from different NRSROs, RAAA will treat the security as being rated in the highest rating category received from an NRSRO. After purchase, a CLO’s rating may decline below the minimum rating required by RAAA for purchase. In such cases, the Adviser will consider whether continuing to hold the CLO is in the best interest of RAAA.
CLOs are structured products that are trusts or other special purpose vehicles that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, most of which may individually be rated below investment grade (or the equivalent if unrated). These pools may consist of “leveraged loans,” or loans subject to higher interest rates relative to other loans. RAAA invests primarily in CLOs rated AAA, which have the lowest level of risk and have payment priority over CLOs in lower-rated tranches. RAAA may also invest up to 20% of its net assets (plus any borrowings made for investment purposes) in CLOs rated AA or A (or equivalent) by an NRSRO.
RAAA is actively managed and does not seek to track the performance of any particular index. RAAA may purchase CLOs in both the primary markets (i.e., directly from the CLO issuer) and secondary markets (i.e., markets where the securities are traded following the initial offering). RAAA will only invest in CLOs with a minimum initial total offering size of $250 million. RAAA will invest primarily in CLOs that are U.S. dollar denominated. RAAA will generally invest in floating-rate CLOs, though RAAA may invest in CLOs with fixed rates. RAAA is “non-diversified” under the 1940 Act, meaning that it may invest a relatively high percentage of its assets in a limited number of issuers. RAAA will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.
The Adviser applies a bottom-up approach to select CLOs for investment by RAAA through the use of due diligence and review of documentation, including newly issued CLOs and CLOs traded in the secondary market, based on an assessment of the following criteria:
•    The investment skill and process of the manager(s) of the CLO, including a manager’s track record, experience and overall appetite for risk, under normal and stressed market conditions, and across “credit cycles,” or multi-year cycles broadly reflecting the relative access to credit by borrowers across the market;
•    The structure of an individual CLO and its underlying collateral;
•    The ability of a CLO to meet its principal and interest payment obligations, under normal and stressed market conditions;
•    The CLO’s overall cash flow; and
•    Trading frequency in the secondary market.
Depending on general industry trends or market conditions, the Adviser may adjust the overall mix of RAAA’s investments within the percentage parameters discussed above to provide wider exposure to a variety of CLO manager investment styles. RAAA may also invest in other ETFs that have similar investment strategies involving CLOs.

Strategy Portfolio Concentration [Text]	RAAA may also invest up to 20% of its net assets (plus any borrowings made for investment purposes) in CLOs rated AA or A (or equivalent) by an NRSRO.
Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that provide exposure to debt tranches of collateralized loan obligations (“CLOs”) of any maturity or duration that are rated, at the time of purchase, AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)), which is the most senior level of debt tranche and considered to be investment-grade. The Fund complies with this policy by investing substantially all of its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940 (the “1940 Act”), more specifically, underlying funds whose investment strategy consists of investing in, or providing exposure to, AAA-rated debt tranches of CLOs (the “Underlying Funds”). The Fund’s selection of Underlying Funds currently consists of Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) and Reckoner Yield Enhanced AAA CLO Annual ETF (“RAAY”). This selection may change over time, although Reckoner Capital Management LLC, investment adviser to the Fund, RAAA, and RAAY (the “Adviser”), expects to select such Underlying Fund investments without considering or canvassing the universe of available unaffiliated investment companies. Investors that do not want exposure to RAAA or RAAY should not purchase Fund shares.
Under normal circumstances, RAAA’s total investment exposure is expected to be equal to approximately 200% of RAAA’s net assets. RAAA expects to obtain additional exposure to CLOs through the use of reverse repurchase agreements, derivatives, swaps or similar financing transactions to the extent permitted under the 1940 Act. The effect of such a transaction is that RAAA can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while RAAA will be able to keep the income associated with those portfolio securities and reinvest the “recovered” cash into additional CLOs.
The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve exposure to AAA-rated CLOs, but who do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of Underlying Fund shares such that the Fund is not holding shares of an Underlying Fund on the Underlying Fund’s dividend record date. A fund’s dividend is paid to shareholders of record on the record date. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions. In implementing this strategy, the Fund may be entirely invested in cash and cash equivalents, rather than the Underlying Funds, for certain temporary periods.
More Information About the Underlying Funds
RAAA is an actively-managed ETF that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in debt tranches of CLOs of any maturity or duration that are rated, at the time of purchase, AAA (or equivalent by an NRSRO), which is the most senior level of debt tranche and considered to be investment-grade. RAAA may also invest up to 20% of its net assets (plus any borrowings made for investment purposes) in CLOs rated AA or A (or equivalent) by an NRSRO. RAAA may also invest in other ETFs that have similar investment strategies involving CLOs. RAAA is “non-diversified” under the 1940 Act and expects to invest a relatively high percentage of its assets in a limited number of issuers.
RAAY seeks to achieve its investment objective by investing in a master/feeder structure in which RAAY is the feeder fund that invests all of its assets in the shares of the master fund, RAAA. The Adviser seeks to manage RAAY’s portfolio such that RAAY makes only one payment of any dividend or other income distribution to shareholders each year. RAAY has been designed for investors seeking to achieve exposure to RAAA, but who do not want to receive dividend or distribution payments (including income or capital gains distributions) more than once per year.

Strategy Portfolio Concentration [Text]	RAAA may also invest up to 20% of its net assets (plus any borrowings made for investment purposes) in CLOs rated AA or A (or equivalent) by an NRSRO.
Reckoner BBB-B CLO Annual ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all of its assets in Reckoner BBB-B CLO ETF (“RCLO”) in a master/feeder structure in which the Fund is the feeder fund and RCLO is the master fund. Reckoner Capital Management LLC, investment adviser to RCLO and the Fund (the “Adviser”), seeks to manage the Fund’s portfolio such that the Fund makes only one payment of any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve exposure to RCLO, but who do not want to receive dividend or distribution payments (including income or capital gains distributions) more than once per year. There is no guarantee that the Fund will be able to minimize paying dividends and distributions. In implementing this strategy, the Fund may be entirely invested in cash, rather than RCLO, for certain temporary periods.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that provide exposure to debt tranches of collateralized loan obligations (“CLOs”) of any maturity or duration that are rated, at the time of purchase, between and including BBB+ and B- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)). The Fund complies with this policy by investing substantially all of its assets in RCLO. An NRSRO is a credit rating agency that issues credit ratings and is subject to regulatory oversight by the SEC. For purposes of RCLO’s investments, a CLO must be rated between BBB+ and B- (or equivalent) by at least one NRSRO, such as Standard and Poor’s Financial Services LLC (“S&P®”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Adviser to be of comparable quality. If a security receives different ratings from different NRSROs, RCLO will treat the security as being rated in the highest rating category received from an NRSRO. After purchase, a CLO’s rating may decline below the minimum rating required by RCLO for purchase. In such cases, the Adviser will consider whether continuing to hold the CLO is in the best interest of RCLO.
CLOs are structured products that are trusts or other special purpose vehicles that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, most of which may individually be rated below investment grade (or the equivalent if unrated). These pools may consist of “leveraged loans,” or loans subject to higher interest rates relative to other loans. RCLO invests primarily in BBB through BB rated debt tranches of CLOs. RCLO may have up to 70% of its net assets (plus any borrowings made for investment purposes) in CLOs rated below investment grade (BB+ or lower) at the time of purchase. RCLO will focus on mezzanine or lower priority CLOs tranches. RCLO may also invest up to 10% of its net assets (plus any borrowings made for investment purposes) in CLOs rated BBB+ (or equivalent) or higher by an NRSRO.
RCLO is actively managed and does not seek to track the performance of any particular index. RCLO may purchase CLOs in both the primary markets (i.e., directly from the CLO issuer) and secondary markets (i.e., markets where the securities are traded following the initial offering). RCLO will only invest in CLOs with a minimum initial total offering size of $250 million. RCLO will invest primarily in CLOs that are U.S. dollar denominated. RCLO will generally invest in floating-rate CLOs, though RCLO may invest in CLOs with fixed rates. RCLO is “non-diversified” under the 1940 Act, meaning that it may invest a relatively high percentage of its assets in a limited number of issuers. RCLO will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.
The Adviser applies a bottom-up approach to select CLOs for investment by RCLO through the use of due diligence and review of documentation, including newly issued CLOs and CLOs traded in the secondary market, based on an assessment of the following criteria:
•    The investment skill and process of the manager(s) of the CLO, including a manager’s track record, experience and overall appetite for risk, under normal and stressed market conditions, and across “credit cycles,” or multi-year cycles broadly reflecting the relative access to credit by borrowers across the market;
•    The structure of an individual CLO and its underlying collateral;
•    The ability of a CLO to meet its principal and interest payment obligations, under normal and stressed market conditions;
•    The CLO’s overall cash flow; and
•    Trading frequency in the secondary market.
Depending on general industry trends or market conditions, the Adviser may adjust the overall mix of RCLO’s investments within the percentage parameters discussed above to provide wider exposure to a variety of CLO manager investment styles. RCLO may also invest in other ETFs that have similar investment strategies involving CLOs.

Strategy Portfolio Concentration [Text]	RCLO may also invest up to 10% of its net assets (plus any borrowings made for investment purposes) in CLOs rated BBB+ (or equivalent) or higher by an NRSRO.
Reckoner BBB-B CLO Reinvesting ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that provide exposure to debt tranches of collateralized loan obligations (“CLOs”) of any maturity or duration that are rated, at the time of purchase, between and including BBB+ and B- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)). The Fund complies with this policy by investing substantially all of its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940 (the “1940 Act”), more specifically, underlying funds whose investment strategy consists of investing in, or providing exposure to, debt tranches of CLOs rated between and including BBB+ and B- (the “Underlying Funds”). The Fund’s selection of Underlying Funds currently consists of Reckoner BBB-B CLO ETF (“RCLO”) and Reckoner BBB-B CLO Annual ETF (“RCLY”). This selection may change over time, although Reckoner Capital Management LLC, investment adviser to the Fund, RCLO, and RCLY (the “Adviser”), expects to select such Underlying Fund investments without considering or canvassing the universe of available unaffiliated investment companies. Investors that do not want exposure to RCLO or RCLY should not purchase Fund shares.
The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve exposure to CLOs rated between and including BBB+ and B-, but who do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of Underlying Fund shares such that the Fund is not holding shares of an Underlying Fund on the Underlying Fund’s dividend record date. A fund’s dividend is paid to shareholders of record on the record date. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions. In implementing this strategy, the Fund may be entirely invested in cash and cash equivalents, rather than the Underlying Funds, for certain temporary periods.
More Information About the Underlying Funds
RCLO is an actively-managed ETF that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in debt tranches of CLOs of any maturity or duration that are rated, at the time of purchase, between and including BBB+ and B- (or equivalent by an NRSRO). RCLO may have up to 70% of its net assets (plus any borrowings made for investment purposes) in CLOs rated below investment grade (BB+ or lower) at the time of purchase. RCLO will focus on mezzanine or lower priority CLOs tranches. RCLO may also invest up to 10% of its net assets (plus any borrowings made for investment purposes) in CLOs rated BBB+ (or equivalent) or higher by an NRSRO. Depending on general industry trends or market conditions, the Adviser may adjust the overall mix of RCLO’s investments within the percentage parameters discussed above to provide wider exposure to a variety of CLO manager investment styles. RCLO may also invest in other ETFs that have similar investment strategies involving CLOs. RCLO is “non-diversified” under the 1940 Act and expects to invest a relatively high percentage of its assets in a limited number of issuers.
RCLY seeks to achieve its investment objective by investing in a master/feeder structure in which RCLY is the feeder fund that invests all of its assets in the shares of the master fund, RCLO. The Adviser seeks to manage RCLY’s portfolio such that RCLY makes only one payment of any dividend or other income distribution to shareholders each year. RCLY has been designed for investors seeking to achieve exposure to RCLO, but who do not want to receive dividend or distribution payments (including income or capital gains distributions) more than once per year.

Strategy Portfolio Concentration [Text]	RCLO may also invest up to 10% of its net assets (plus any borrowings made for investment purposes) in CLOs rated BBB+ (or equivalent) or higher by an NRSRO.